Stockholders' Equity (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended													12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Restricted Stock Units [Member]	Dec. 31, 2011 Restricted Stock Units [Member]	Dec. 31, 2010 Restricted Stock Units [Member]	Dec. 31, 2012 Stock option and restricted stock units [Member]	Dec. 31, 2011 Stock option and restricted stock units [Member]	Dec. 31, 2010 Stock option and restricted stock units [Member]	Dec. 31, 2012 Warrants to purchase common stock [Member]	Dec. 31, 2011 Warrants to purchase common stock [Member]	Dec. 31, 2012 1996 Stock Plan [Member]	Dec. 31, 2012 Director Stock Plan [Member]	Dec. 31, 2012 2010 Stock and Incentive Compensation Plan [Member]	Dec. 31, 2012 2006 Director Restricted Stock Plan [Member]	Dec. 31, 2008 2006 Director Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized for issuance to provide for awards to key employees														1,125,000	125,000	2,100,000	50,000
Number of common stock authorized for issuance																3,450,000
Increased number of share authorized for issuance														4,825,000	225,000		550,000	250,000
Shares available for grant																1,960,550	230,829
Granted period under the options plan	10 years			4 years	3 years
Compensation expense						$ 1,087	$ 475	$ 669	$ 7,607	$ 9,706	$ 8,379
Common stock, shares issued	50,084,890	49,423,152										3,722,360
Common stock sold												3,722,360
Net proceeds from issue of shares												48,748
Additional shares purchased by issue of warrants												558,354
Exercisable period of warrants												until 60 months
Exercise price of warrants												19.03
Fair value of warrants												3,423
Warrants outstanding												0	0
Stockholders' Equity (Textual) [Abstract]
Options granted		0	0
Intrinsic value of stock options outstanding	0
Intrinsic value of stock options exercisable	0
Weighted average remaining contractual term of outstanding options	2 years 5 months 16 days
Weighted average remaining contractual term of exercisable options	2 years 5 months 16 days
Fair value of options vested	0	135	87
Intrinsic value of options exercised	0	0	0
Material tax benefit	0
Fair value of RSU's vested	6,830	6,406	13,911
Unrecognized compensation cost, net of estimated forfeitures, related to all non-vested share-based compensation arrangements	$ 5,001
Expected recognized cost over a weighted-average period	2 years 1 month 10 days
Nonvested stock options	0	0
Warrants expired or unexercised	Oct. 27, 2011